Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 05, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
DGA Core Plus Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated November 28, 2024, as supplemented

Effective as of the open of trading on December 12, 2024 (the “Effective Date”), the listing exchange for shares of DGA Core Plus Absolute Return ETF (ticker: HF), a series of Tidal Trust II, will be changed from NYSE Arca, Inc. to New York Stock Exchange LLC.

Accordingly, as of the Effective Date, all references to “NYSE Arca, Inc.” in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “New York Stock Exchange LLC.”

Please retain this Supplement for future reference.

DGA Core Plus Absolute Return ETF | DGA Core Plus Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HF